Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Accounts Payable

	2019	2018
Non-current
Accounts payable for investments in property, plant and equipment	139,378	595,581

Total	139,378	595,581

Current
Suppliers	2,151,876	3,184,291
Related parties (Note 19)	426,760	412,424
Accounts payable for investments in property, plant and equipment	5,375,989	2,554,204
Expenses accrual	1,109,223	1,314,914

Total	9,063,848	7,465,833